ACCOUNTING FOR WARRANT LIABILITY	6 Months Ended
Jun. 30, 2021
ACCOUNTING FOR WARRANT LIABILITY
ACCOUNTING FOR WARRANT LIABILITY

NOTE 6 — ACCOUNTING FOR WARRANT LIABILITY

At June 30, 2021, there were 14,325,000 warrants outstanding including 8,625,000 Public Warrants and 5,700,000 Private Placement Warrants.

The Company accounts for its warrants outstanding consistent with the “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (the “Staff Statement”) issued on April 12, 2021 by the staff (the “Staff”) of the Division of Corporation Finance of the SEC. The following table presents information about the Company’s warrant liabilities that are measured at fair value on a recurring basis at June 30, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

			Significant	Significant
		Quoted Prices	Other	Other
		in Active	Observable	Unobservable
	June 30,	Markets	Inputs	Inputs
Description	2021	(Level 1)	(Level 2)	(Level 3)
Warrant Liabilities:
Public Warrants	$14,921,000	$14,921,000	$—	$—
Private Placement Warrants	$10,203,000	$—	$—	$10,203,000
Warrant liability at June 30, 2021	$25,124,000	$14,921,000	—	$10,203,000

December 31, 2020 — The following table presents information about the Company’s warrant liabilities that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

			Significant	Significant
		Quoted Prices	Other	Other
		in Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
Description	2020	(Level 1)	(Level 2)	(Level 3)
Warrant Liabilities:
Public Warrants	$12,851,000	$—	$—	$12,851,000
Private Placement Warrants	8,668,000	—	—	8,668,000
Warrant liability at December 31, 2020	$21,519,000	$—	$—	$21,519,000

The Company utilizes a third-party valuation consultant that uses a Black-Scholes-Merton approach to value the Private Placement Warrants for the reporting period ended June 30, 2021, with changes in fair value recognized in the statement of operations. The estimated fair value of the Private Placement Warrant liability is determined using Level 3 inputs. Inherent in a Black-Scholes-Merton option pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

The warrant liabilities are not subject to qualified hedge accounting.

There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2021.

The following table provides quantitative information regarding Level 3 fair value measurements:

	As of	As of
	June 30,	December 31,
Private Warrants:	2021)	2020
Term (in years)	5.0	5.0
Volatility – post announcement	24.1%	30%
Risk-free rate	0.87%	0.47%
Fair value of warrants	$1.79	$1.52
Public Warrants:
Simulated warrant value	$1.73	$1.49
Publicly-traded value	$1.73	$1.49

The following table presents the changes in the fair value of warrant liabilities:

		Private	Warrant
	Public	Placement	Liabilities
Fair value measurement on December 31, 2020	$12,851,000	$8,668,000	$21,519,000
Change in valuation inputs or other assumptions	2,070,000	1,535,000	3,605,000
Fair value as of June 30, 2021	$14,921,000	$10,203,000	$25,124,000